Shareholder Report, Holdings (Details)	Jul. 31, 2026
PGIM Quant Solutions Small-Cap Value Fund - Class A
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Quant Solutions Small-Cap Value Fund - Class A | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
PGIM Quant Solutions Small-Cap Value Fund - Class A | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
PGIM Quant Solutions Small-Cap Value Fund - Class A | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
PGIM Quant Solutions Small-Cap Value Fund - Class A | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
PGIM Quant Solutions Small-Cap Value Fund - Class A | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
PGIM Quant Solutions Small-Cap Value Fund - Class A | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
PGIM Quant Solutions Small-Cap Value Fund - Class A | Hotel & Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
PGIM Quant Solutions Small-Cap Value Fund - Class A | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
PGIM Quant Solutions Small-Cap Value Fund - Class A | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PGIM Quant Solutions Small-Cap Value Fund - Class A | Consumer Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
PGIM Quant Solutions Small-Cap Value Fund - Class A | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM Quant Solutions Small-Cap Value Fund - Class A | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM Quant Solutions Small-Cap Value Fund - Class A | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM Quant Solutions Small-Cap Value Fund - Class A | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PGIM Quant Solutions Small-Cap Value Fund - Class A | Gas Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM Quant Solutions Small-Cap Value Fund - Class A | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM Quant Solutions Small-Cap Value Fund - Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM Quant Solutions Small-Cap Value Fund - Class A | Commercial and Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Quant Solutions Small-Cap Value Fund - Class A | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Quant Solutions Small-Cap Value Fund - Class A | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Quant Solutions Small-Cap Value Fund - Class A | Real Estate Management And Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Quant Solutions Small-Cap Value Fund - Class A | Textiles, Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Quant Solutions Small-Cap Value Fund - Class A | Metals & Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Quant Solutions Small-Cap Value Fund - Class A | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Quant Solutions Small-Cap Value Fund - Class A | Automobile Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM Quant Solutions Small-Cap Value Fund - Class A | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM Quant Solutions Small-Cap Value Fund - Class A | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM Quant Solutions Small-Cap Value Fund - Class A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM Quant Solutions Small-Cap Value Fund - Class A | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM Quant Solutions Small-Cap Value Fund - Class A | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Quant Solutions Small-Cap Value Fund - Class A | Diversified Consumer Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Quant Solutions Small-Cap Value Fund - Class A | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Quant Solutions Small-Cap Value Fund - Class A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Quant Solutions Small-Cap Value Fund - Class A | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Quant Solutions Small-Cap Value Fund - Class A | Diversified REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Quant Solutions Small-Cap Value Fund - Class A | Passenger Airlines [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Quant Solutions Small-Cap Value Fund - Class A | Aerospace Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Quant Solutions Small-Cap Value Fund - Class A | Construction Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Quant Solutions Small-Cap Value Fund - Class A | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Quant Solutions Small-Cap Value Fund - Class A | Life Sciences Tools & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Quant Solutions Small-Cap Value Fund - Class A | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Quant Solutions Small-Cap Value Fund - Class A | Household Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Quant Solutions Small-Cap Value Fund - Class A | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Quant Solutions Small-Cap Value Fund - Class A | Mortgage Real Estate Investment Trusts (REITs) [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Quant Solutions Small-Cap Value Fund - Class A | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions Small-Cap Value Fund - Class A | Container and Packaging Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions Small-Cap Value Fund - Class A | Trading Companies & Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions Small-Cap Value Fund - Class A | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[1]
PGIM Quant Solutions Small-Cap Value Fund - Class A | Total Before Liabilities Adjustment [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.40%
PGIM Quant Solutions Small-Cap Value Fund - Class A | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
PGIM Quant Solutions Small-Cap Value Fund - Class C
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Quant Solutions Small-Cap Value Fund - Class C | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
PGIM Quant Solutions Small-Cap Value Fund - Class C | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
PGIM Quant Solutions Small-Cap Value Fund - Class C | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
PGIM Quant Solutions Small-Cap Value Fund - Class C | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
PGIM Quant Solutions Small-Cap Value Fund - Class C | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
PGIM Quant Solutions Small-Cap Value Fund - Class C | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
PGIM Quant Solutions Small-Cap Value Fund - Class C | Hotel & Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
PGIM Quant Solutions Small-Cap Value Fund - Class C | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
PGIM Quant Solutions Small-Cap Value Fund - Class C | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PGIM Quant Solutions Small-Cap Value Fund - Class C | Consumer Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
PGIM Quant Solutions Small-Cap Value Fund - Class C | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM Quant Solutions Small-Cap Value Fund - Class C | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM Quant Solutions Small-Cap Value Fund - Class C | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM Quant Solutions Small-Cap Value Fund - Class C | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PGIM Quant Solutions Small-Cap Value Fund - Class C | Gas Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM Quant Solutions Small-Cap Value Fund - Class C | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM Quant Solutions Small-Cap Value Fund - Class C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM Quant Solutions Small-Cap Value Fund - Class C | Commercial and Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Quant Solutions Small-Cap Value Fund - Class C | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Quant Solutions Small-Cap Value Fund - Class C | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Quant Solutions Small-Cap Value Fund - Class C | Real Estate Management And Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Quant Solutions Small-Cap Value Fund - Class C | Textiles, Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Quant Solutions Small-Cap Value Fund - Class C | Metals & Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Quant Solutions Small-Cap Value Fund - Class C | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Quant Solutions Small-Cap Value Fund - Class C | Automobile Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM Quant Solutions Small-Cap Value Fund - Class C | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM Quant Solutions Small-Cap Value Fund - Class C | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM Quant Solutions Small-Cap Value Fund - Class C | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM Quant Solutions Small-Cap Value Fund - Class C | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM Quant Solutions Small-Cap Value Fund - Class C | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Quant Solutions Small-Cap Value Fund - Class C | Diversified Consumer Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Quant Solutions Small-Cap Value Fund - Class C | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Quant Solutions Small-Cap Value Fund - Class C | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Quant Solutions Small-Cap Value Fund - Class C | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Quant Solutions Small-Cap Value Fund - Class C | Diversified REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Quant Solutions Small-Cap Value Fund - Class C | Passenger Airlines [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Quant Solutions Small-Cap Value Fund - Class C | Aerospace Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Quant Solutions Small-Cap Value Fund - Class C | Construction Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Quant Solutions Small-Cap Value Fund - Class C | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Quant Solutions Small-Cap Value Fund - Class C | Life Sciences Tools & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Quant Solutions Small-Cap Value Fund - Class C | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Quant Solutions Small-Cap Value Fund - Class C | Household Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Quant Solutions Small-Cap Value Fund - Class C | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Quant Solutions Small-Cap Value Fund - Class C | Mortgage Real Estate Investment Trusts (REITs) [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Quant Solutions Small-Cap Value Fund - Class C | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions Small-Cap Value Fund - Class C | Container and Packaging Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions Small-Cap Value Fund - Class C | Trading Companies & Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions Small-Cap Value Fund - Class C | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[1]
PGIM Quant Solutions Small-Cap Value Fund - Class C | Total Before Liabilities Adjustment [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.40%
PGIM Quant Solutions Small-Cap Value Fund - Class C | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
PGIM Quant Solutions Small-Cap Value Fund - Class R
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Quant Solutions Small-Cap Value Fund - Class R | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
PGIM Quant Solutions Small-Cap Value Fund - Class R | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
PGIM Quant Solutions Small-Cap Value Fund - Class R | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
PGIM Quant Solutions Small-Cap Value Fund - Class R | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
PGIM Quant Solutions Small-Cap Value Fund - Class R | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
PGIM Quant Solutions Small-Cap Value Fund - Class R | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
PGIM Quant Solutions Small-Cap Value Fund - Class R | Hotel & Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
PGIM Quant Solutions Small-Cap Value Fund - Class R | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
PGIM Quant Solutions Small-Cap Value Fund - Class R | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PGIM Quant Solutions Small-Cap Value Fund - Class R | Consumer Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
PGIM Quant Solutions Small-Cap Value Fund - Class R | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM Quant Solutions Small-Cap Value Fund - Class R | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM Quant Solutions Small-Cap Value Fund - Class R | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM Quant Solutions Small-Cap Value Fund - Class R | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PGIM Quant Solutions Small-Cap Value Fund - Class R | Gas Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM Quant Solutions Small-Cap Value Fund - Class R | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM Quant Solutions Small-Cap Value Fund - Class R | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM Quant Solutions Small-Cap Value Fund - Class R | Commercial and Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Quant Solutions Small-Cap Value Fund - Class R | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Quant Solutions Small-Cap Value Fund - Class R | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Quant Solutions Small-Cap Value Fund - Class R | Real Estate Management And Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Quant Solutions Small-Cap Value Fund - Class R | Textiles, Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Quant Solutions Small-Cap Value Fund - Class R | Metals & Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Quant Solutions Small-Cap Value Fund - Class R | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Quant Solutions Small-Cap Value Fund - Class R | Automobile Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM Quant Solutions Small-Cap Value Fund - Class R | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM Quant Solutions Small-Cap Value Fund - Class R | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM Quant Solutions Small-Cap Value Fund - Class R | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM Quant Solutions Small-Cap Value Fund - Class R | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM Quant Solutions Small-Cap Value Fund - Class R | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Quant Solutions Small-Cap Value Fund - Class R | Diversified Consumer Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Quant Solutions Small-Cap Value Fund - Class R | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Quant Solutions Small-Cap Value Fund - Class R | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Quant Solutions Small-Cap Value Fund - Class R | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Quant Solutions Small-Cap Value Fund - Class R | Diversified REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Quant Solutions Small-Cap Value Fund - Class R | Passenger Airlines [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Quant Solutions Small-Cap Value Fund - Class R | Aerospace Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Quant Solutions Small-Cap Value Fund - Class R | Construction Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Quant Solutions Small-Cap Value Fund - Class R | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Quant Solutions Small-Cap Value Fund - Class R | Life Sciences Tools & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Quant Solutions Small-Cap Value Fund - Class R | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Quant Solutions Small-Cap Value Fund - Class R | Household Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Quant Solutions Small-Cap Value Fund - Class R | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Quant Solutions Small-Cap Value Fund - Class R | Mortgage Real Estate Investment Trusts (REITs) [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Quant Solutions Small-Cap Value Fund - Class R | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions Small-Cap Value Fund - Class R | Container and Packaging Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions Small-Cap Value Fund - Class R | Trading Companies & Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions Small-Cap Value Fund - Class R | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[1]
PGIM Quant Solutions Small-Cap Value Fund - Class R | Total Before Liabilities Adjustment [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.40%
PGIM Quant Solutions Small-Cap Value Fund - Class R | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
PGIM Quant Solutions Small-Cap Value Fund - Class Z
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Quant Solutions Small-Cap Value Fund - Class Z | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
PGIM Quant Solutions Small-Cap Value Fund - Class Z | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
PGIM Quant Solutions Small-Cap Value Fund - Class Z | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
PGIM Quant Solutions Small-Cap Value Fund - Class Z | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
PGIM Quant Solutions Small-Cap Value Fund - Class Z | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
PGIM Quant Solutions Small-Cap Value Fund - Class Z | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
PGIM Quant Solutions Small-Cap Value Fund - Class Z | Hotel & Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
PGIM Quant Solutions Small-Cap Value Fund - Class Z | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
PGIM Quant Solutions Small-Cap Value Fund - Class Z | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PGIM Quant Solutions Small-Cap Value Fund - Class Z | Consumer Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
PGIM Quant Solutions Small-Cap Value Fund - Class Z | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM Quant Solutions Small-Cap Value Fund - Class Z | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM Quant Solutions Small-Cap Value Fund - Class Z | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM Quant Solutions Small-Cap Value Fund - Class Z | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PGIM Quant Solutions Small-Cap Value Fund - Class Z | Gas Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM Quant Solutions Small-Cap Value Fund - Class Z | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM Quant Solutions Small-Cap Value Fund - Class Z | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM Quant Solutions Small-Cap Value Fund - Class Z | Commercial and Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Quant Solutions Small-Cap Value Fund - Class Z | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Quant Solutions Small-Cap Value Fund - Class Z | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Quant Solutions Small-Cap Value Fund - Class Z | Real Estate Management And Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Quant Solutions Small-Cap Value Fund - Class Z | Textiles, Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Quant Solutions Small-Cap Value Fund - Class Z | Metals & Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Quant Solutions Small-Cap Value Fund - Class Z | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Quant Solutions Small-Cap Value Fund - Class Z | Automobile Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM Quant Solutions Small-Cap Value Fund - Class Z | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM Quant Solutions Small-Cap Value Fund - Class Z | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM Quant Solutions Small-Cap Value Fund - Class Z | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM Quant Solutions Small-Cap Value Fund - Class Z | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM Quant Solutions Small-Cap Value Fund - Class Z | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Quant Solutions Small-Cap Value Fund - Class Z | Diversified Consumer Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Quant Solutions Small-Cap Value Fund - Class Z | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Quant Solutions Small-Cap Value Fund - Class Z | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Quant Solutions Small-Cap Value Fund - Class Z | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Quant Solutions Small-Cap Value Fund - Class Z | Diversified REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Quant Solutions Small-Cap Value Fund - Class Z | Passenger Airlines [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Quant Solutions Small-Cap Value Fund - Class Z | Aerospace Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Quant Solutions Small-Cap Value Fund - Class Z | Construction Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Quant Solutions Small-Cap Value Fund - Class Z | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Quant Solutions Small-Cap Value Fund - Class Z | Life Sciences Tools & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Quant Solutions Small-Cap Value Fund - Class Z | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Quant Solutions Small-Cap Value Fund - Class Z | Household Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Quant Solutions Small-Cap Value Fund - Class Z | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Quant Solutions Small-Cap Value Fund - Class Z | Mortgage Real Estate Investment Trusts (REITs) [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Quant Solutions Small-Cap Value Fund - Class Z | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions Small-Cap Value Fund - Class Z | Container and Packaging Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions Small-Cap Value Fund - Class Z | Trading Companies & Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions Small-Cap Value Fund - Class Z | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[1]
PGIM Quant Solutions Small-Cap Value Fund - Class Z | Total Before Liabilities Adjustment [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.40%
PGIM Quant Solutions Small-Cap Value Fund - Class Z | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
PGIM QUANT SOLUTIONS SMALL-CAP VALUE FUND - Class R2
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM QUANT SOLUTIONS SMALL-CAP VALUE FUND - Class R2 | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
PGIM QUANT SOLUTIONS SMALL-CAP VALUE FUND - Class R2 | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
PGIM QUANT SOLUTIONS SMALL-CAP VALUE FUND - Class R2 | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
PGIM QUANT SOLUTIONS SMALL-CAP VALUE FUND - Class R2 | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
PGIM QUANT SOLUTIONS SMALL-CAP VALUE FUND - Class R2 | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
PGIM QUANT SOLUTIONS SMALL-CAP VALUE FUND - Class R2 | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
PGIM QUANT SOLUTIONS SMALL-CAP VALUE FUND - Class R2 | Hotel & Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
PGIM QUANT SOLUTIONS SMALL-CAP VALUE FUND - Class R2 | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
PGIM QUANT SOLUTIONS SMALL-CAP VALUE FUND - Class R2 | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PGIM QUANT SOLUTIONS SMALL-CAP VALUE FUND - Class R2 | Consumer Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
PGIM QUANT SOLUTIONS SMALL-CAP VALUE FUND - Class R2 | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM QUANT SOLUTIONS SMALL-CAP VALUE FUND - Class R2 | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM QUANT SOLUTIONS SMALL-CAP VALUE FUND - Class R2 | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM QUANT SOLUTIONS SMALL-CAP VALUE FUND - Class R2 | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PGIM QUANT SOLUTIONS SMALL-CAP VALUE FUND - Class R2 | Gas Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM QUANT SOLUTIONS SMALL-CAP VALUE FUND - Class R2 | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM QUANT SOLUTIONS SMALL-CAP VALUE FUND - Class R2 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM QUANT SOLUTIONS SMALL-CAP VALUE FUND - Class R2 | Commercial and Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM QUANT SOLUTIONS SMALL-CAP VALUE FUND - Class R2 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM QUANT SOLUTIONS SMALL-CAP VALUE FUND - Class R2 | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM QUANT SOLUTIONS SMALL-CAP VALUE FUND - Class R2 | Real Estate Management And Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM QUANT SOLUTIONS SMALL-CAP VALUE FUND - Class R2 | Textiles, Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM QUANT SOLUTIONS SMALL-CAP VALUE FUND - Class R2 | Metals & Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM QUANT SOLUTIONS SMALL-CAP VALUE FUND - Class R2 | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM QUANT SOLUTIONS SMALL-CAP VALUE FUND - Class R2 | Automobile Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM QUANT SOLUTIONS SMALL-CAP VALUE FUND - Class R2 | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM QUANT SOLUTIONS SMALL-CAP VALUE FUND - Class R2 | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM QUANT SOLUTIONS SMALL-CAP VALUE FUND - Class R2 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM QUANT SOLUTIONS SMALL-CAP VALUE FUND - Class R2 | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM QUANT SOLUTIONS SMALL-CAP VALUE FUND - Class R2 | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM QUANT SOLUTIONS SMALL-CAP VALUE FUND - Class R2 | Diversified Consumer Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM QUANT SOLUTIONS SMALL-CAP VALUE FUND - Class R2 | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM QUANT SOLUTIONS SMALL-CAP VALUE FUND - Class R2 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM QUANT SOLUTIONS SMALL-CAP VALUE FUND - Class R2 | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM QUANT SOLUTIONS SMALL-CAP VALUE FUND - Class R2 | Diversified REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM QUANT SOLUTIONS SMALL-CAP VALUE FUND - Class R2 | Passenger Airlines [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM QUANT SOLUTIONS SMALL-CAP VALUE FUND - Class R2 | Aerospace Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM QUANT SOLUTIONS SMALL-CAP VALUE FUND - Class R2 | Construction Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM QUANT SOLUTIONS SMALL-CAP VALUE FUND - Class R2 | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM QUANT SOLUTIONS SMALL-CAP VALUE FUND - Class R2 | Life Sciences Tools & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM QUANT SOLUTIONS SMALL-CAP VALUE FUND - Class R2 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM QUANT SOLUTIONS SMALL-CAP VALUE FUND - Class R2 | Household Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM QUANT SOLUTIONS SMALL-CAP VALUE FUND - Class R2 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM QUANT SOLUTIONS SMALL-CAP VALUE FUND - Class R2 | Mortgage Real Estate Investment Trusts (REITs) [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM QUANT SOLUTIONS SMALL-CAP VALUE FUND - Class R2 | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM QUANT SOLUTIONS SMALL-CAP VALUE FUND - Class R2 | Container and Packaging Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM QUANT SOLUTIONS SMALL-CAP VALUE FUND - Class R2 | Trading Companies & Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM QUANT SOLUTIONS SMALL-CAP VALUE FUND - Class R2 | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[1]
PGIM QUANT SOLUTIONS SMALL-CAP VALUE FUND - Class R2 | Total Before Liabilities Adjustment [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.40%
PGIM QUANT SOLUTIONS SMALL-CAP VALUE FUND - Class R2 | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
PGIM QUANT SOLUTIONS SMALL-CAP VALUE FUND - Class R4
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM QUANT SOLUTIONS SMALL-CAP VALUE FUND - Class R4 | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
PGIM QUANT SOLUTIONS SMALL-CAP VALUE FUND - Class R4 | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
PGIM QUANT SOLUTIONS SMALL-CAP VALUE FUND - Class R4 | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
PGIM QUANT SOLUTIONS SMALL-CAP VALUE FUND - Class R4 | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
PGIM QUANT SOLUTIONS SMALL-CAP VALUE FUND - Class R4 | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
PGIM QUANT SOLUTIONS SMALL-CAP VALUE FUND - Class R4 | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
PGIM QUANT SOLUTIONS SMALL-CAP VALUE FUND - Class R4 | Hotel & Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
PGIM QUANT SOLUTIONS SMALL-CAP VALUE FUND - Class R4 | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
PGIM QUANT SOLUTIONS SMALL-CAP VALUE FUND - Class R4 | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PGIM QUANT SOLUTIONS SMALL-CAP VALUE FUND - Class R4 | Consumer Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
PGIM QUANT SOLUTIONS SMALL-CAP VALUE FUND - Class R4 | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM QUANT SOLUTIONS SMALL-CAP VALUE FUND - Class R4 | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM QUANT SOLUTIONS SMALL-CAP VALUE FUND - Class R4 | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM QUANT SOLUTIONS SMALL-CAP VALUE FUND - Class R4 | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PGIM QUANT SOLUTIONS SMALL-CAP VALUE FUND - Class R4 | Gas Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM QUANT SOLUTIONS SMALL-CAP VALUE FUND - Class R4 | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM QUANT SOLUTIONS SMALL-CAP VALUE FUND - Class R4 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM QUANT SOLUTIONS SMALL-CAP VALUE FUND - Class R4 | Commercial and Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM QUANT SOLUTIONS SMALL-CAP VALUE FUND - Class R4 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM QUANT SOLUTIONS SMALL-CAP VALUE FUND - Class R4 | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM QUANT SOLUTIONS SMALL-CAP VALUE FUND - Class R4 | Real Estate Management And Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM QUANT SOLUTIONS SMALL-CAP VALUE FUND - Class R4 | Textiles, Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM QUANT SOLUTIONS SMALL-CAP VALUE FUND - Class R4 | Metals & Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM QUANT SOLUTIONS SMALL-CAP VALUE FUND - Class R4 | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM QUANT SOLUTIONS SMALL-CAP VALUE FUND - Class R4 | Automobile Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM QUANT SOLUTIONS SMALL-CAP VALUE FUND - Class R4 | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM QUANT SOLUTIONS SMALL-CAP VALUE FUND - Class R4 | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM QUANT SOLUTIONS SMALL-CAP VALUE FUND - Class R4 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM QUANT SOLUTIONS SMALL-CAP VALUE FUND - Class R4 | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM QUANT SOLUTIONS SMALL-CAP VALUE FUND - Class R4 | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM QUANT SOLUTIONS SMALL-CAP VALUE FUND - Class R4 | Diversified Consumer Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM QUANT SOLUTIONS SMALL-CAP VALUE FUND - Class R4 | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM QUANT SOLUTIONS SMALL-CAP VALUE FUND - Class R4 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM QUANT SOLUTIONS SMALL-CAP VALUE FUND - Class R4 | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM QUANT SOLUTIONS SMALL-CAP VALUE FUND - Class R4 | Diversified REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM QUANT SOLUTIONS SMALL-CAP VALUE FUND - Class R4 | Passenger Airlines [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM QUANT SOLUTIONS SMALL-CAP VALUE FUND - Class R4 | Aerospace Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM QUANT SOLUTIONS SMALL-CAP VALUE FUND - Class R4 | Construction Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM QUANT SOLUTIONS SMALL-CAP VALUE FUND - Class R4 | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM QUANT SOLUTIONS SMALL-CAP VALUE FUND - Class R4 | Life Sciences Tools & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM QUANT SOLUTIONS SMALL-CAP VALUE FUND - Class R4 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM QUANT SOLUTIONS SMALL-CAP VALUE FUND - Class R4 | Household Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM QUANT SOLUTIONS SMALL-CAP VALUE FUND - Class R4 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM QUANT SOLUTIONS SMALL-CAP VALUE FUND - Class R4 | Mortgage Real Estate Investment Trusts (REITs) [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM QUANT SOLUTIONS SMALL-CAP VALUE FUND - Class R4 | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM QUANT SOLUTIONS SMALL-CAP VALUE FUND - Class R4 | Container and Packaging Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM QUANT SOLUTIONS SMALL-CAP VALUE FUND - Class R4 | Trading Companies & Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM QUANT SOLUTIONS SMALL-CAP VALUE FUND - Class R4 | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[1]
PGIM QUANT SOLUTIONS SMALL-CAP VALUE FUND - Class R4 | Total Before Liabilities Adjustment [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.40%
PGIM QUANT SOLUTIONS SMALL-CAP VALUE FUND - Class R4 | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
PGIM Quant Solutions Small-Cap Value Fund - Class R6
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Quant Solutions Small-Cap Value Fund - Class R6 | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
PGIM Quant Solutions Small-Cap Value Fund - Class R6 | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
PGIM Quant Solutions Small-Cap Value Fund - Class R6 | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
PGIM Quant Solutions Small-Cap Value Fund - Class R6 | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
PGIM Quant Solutions Small-Cap Value Fund - Class R6 | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
PGIM Quant Solutions Small-Cap Value Fund - Class R6 | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
PGIM Quant Solutions Small-Cap Value Fund - Class R6 | Hotel & Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
PGIM Quant Solutions Small-Cap Value Fund - Class R6 | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
PGIM Quant Solutions Small-Cap Value Fund - Class R6 | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PGIM Quant Solutions Small-Cap Value Fund - Class R6 | Consumer Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
PGIM Quant Solutions Small-Cap Value Fund - Class R6 | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM Quant Solutions Small-Cap Value Fund - Class R6 | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM Quant Solutions Small-Cap Value Fund - Class R6 | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM Quant Solutions Small-Cap Value Fund - Class R6 | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PGIM Quant Solutions Small-Cap Value Fund - Class R6 | Gas Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM Quant Solutions Small-Cap Value Fund - Class R6 | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM Quant Solutions Small-Cap Value Fund - Class R6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM Quant Solutions Small-Cap Value Fund - Class R6 | Commercial and Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Quant Solutions Small-Cap Value Fund - Class R6 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Quant Solutions Small-Cap Value Fund - Class R6 | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Quant Solutions Small-Cap Value Fund - Class R6 | Real Estate Management And Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Quant Solutions Small-Cap Value Fund - Class R6 | Textiles, Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Quant Solutions Small-Cap Value Fund - Class R6 | Metals & Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Quant Solutions Small-Cap Value Fund - Class R6 | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Quant Solutions Small-Cap Value Fund - Class R6 | Automobile Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM Quant Solutions Small-Cap Value Fund - Class R6 | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM Quant Solutions Small-Cap Value Fund - Class R6 | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM Quant Solutions Small-Cap Value Fund - Class R6 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM Quant Solutions Small-Cap Value Fund - Class R6 | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM Quant Solutions Small-Cap Value Fund - Class R6 | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Quant Solutions Small-Cap Value Fund - Class R6 | Diversified Consumer Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Quant Solutions Small-Cap Value Fund - Class R6 | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Quant Solutions Small-Cap Value Fund - Class R6 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Quant Solutions Small-Cap Value Fund - Class R6 | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Quant Solutions Small-Cap Value Fund - Class R6 | Diversified REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Quant Solutions Small-Cap Value Fund - Class R6 | Passenger Airlines [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Quant Solutions Small-Cap Value Fund - Class R6 | Aerospace Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Quant Solutions Small-Cap Value Fund - Class R6 | Construction Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Quant Solutions Small-Cap Value Fund - Class R6 | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Quant Solutions Small-Cap Value Fund - Class R6 | Life Sciences Tools & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Quant Solutions Small-Cap Value Fund - Class R6 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Quant Solutions Small-Cap Value Fund - Class R6 | Household Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Quant Solutions Small-Cap Value Fund - Class R6 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Quant Solutions Small-Cap Value Fund - Class R6 | Mortgage Real Estate Investment Trusts (REITs) [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Quant Solutions Small-Cap Value Fund - Class R6 | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions Small-Cap Value Fund - Class R6 | Container and Packaging Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions Small-Cap Value Fund - Class R6 | Trading Companies & Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions Small-Cap Value Fund - Class R6 | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[1]
PGIM Quant Solutions Small-Cap Value Fund - Class R6 | Total Before Liabilities Adjustment [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.40%
PGIM Quant Solutions Small-Cap Value Fund - Class R6 | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
PGIM Core Bond Fund - Class A
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM Core Bond Fund - Class A | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	36.30%
PGIM Core Bond Fund - Class A | AA [Member]
Holdings [Line Items]
Percent of Total Investments	33.80%
PGIM Core Bond Fund - Class A | A [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
PGIM Core Bond Fund - Class A | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	12.30%
PGIM Core Bond Fund - Class A | BB [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
PGIM Core Bond Fund - Class A | B [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
PGIM Core Bond Fund - Class A | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
PGIM Core Bond Fund - Class A | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
PGIM Core Bond Fund - Class C
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM Core Bond Fund - Class C | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	36.30%
PGIM Core Bond Fund - Class C | AA [Member]
Holdings [Line Items]
Percent of Total Investments	33.80%
PGIM Core Bond Fund - Class C | A [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
PGIM Core Bond Fund - Class C | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	12.30%
PGIM Core Bond Fund - Class C | BB [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
PGIM Core Bond Fund - Class C | B [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
PGIM Core Bond Fund - Class C | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
PGIM Core Bond Fund - Class C | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
PGIM Core Bond Fund - Class R
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM Core Bond Fund - Class R | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	36.30%
PGIM Core Bond Fund - Class R | AA [Member]
Holdings [Line Items]
Percent of Total Investments	33.80%
PGIM Core Bond Fund - Class R | A [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
PGIM Core Bond Fund - Class R | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	12.30%
PGIM Core Bond Fund - Class R | BB [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
PGIM Core Bond Fund - Class R | B [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
PGIM Core Bond Fund - Class R | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
PGIM Core Bond Fund - Class R | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
PGIM Core Bond Fund - Class Z
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM Core Bond Fund - Class Z | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	36.30%
PGIM Core Bond Fund - Class Z | AA [Member]
Holdings [Line Items]
Percent of Total Investments	33.80%
PGIM Core Bond Fund - Class Z | A [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
PGIM Core Bond Fund - Class Z | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	12.30%
PGIM Core Bond Fund - Class Z | BB [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
PGIM Core Bond Fund - Class Z | B [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
PGIM Core Bond Fund - Class Z | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
PGIM Core Bond Fund - Class Z | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
PGIM Core Bond Fund - Class R6
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM Core Bond Fund - Class R6 | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	36.30%
PGIM Core Bond Fund - Class R6 | AA [Member]
Holdings [Line Items]
Percent of Total Investments	33.80%
PGIM Core Bond Fund - Class R6 | A [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
PGIM Core Bond Fund - Class R6 | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	12.30%
PGIM Core Bond Fund - Class R6 | BB [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
PGIM Core Bond Fund - Class R6 | B [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
PGIM Core Bond Fund - Class R6 | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
PGIM Core Bond Fund - Class R6 | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%

[1]	Consists of Industries that each make up less than 0.5% of the Fund's net assets